Financial Risk Management - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 USD ($)
Financial Risk Management [Line Items]
Trade receivables due from customers		$ 3,581
Number of customers included in trade receivables | Customer	1
Percentage of customers accounted for trade receivables	29.00%
Currency Risk
Financial Risk Management [Line Items]
Percentage of strengthening US Dollars against UK Pound Sterling	10.00%
Impact of foreign currency risk, increasing the loss before tax	$ 26,910
Credit Risk
Financial Risk Management [Line Items]
Trade receivables	75,207	$ 83,941
Trade receivables due from customers	$ 1,811
Ageing analysis of trade receivables	3 months and above